Credit Facilities, Long-Term Debt and Lease Liabilities - Credit facilities summarized (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Facility size	$ 2,190
Outstanding letters of credit	902
Borrowings	3,267	$ 3,361
Available capacity	1,288	1,500
Financial assets pledged as collateral for liabilities or contingent liabilities	18	0
TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	55
Revolving committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Facility size	1,250
Outstanding letters of credit	618
Borrowings	0
Available capacity	632
Canadian committed bilateral credit facilities
Disclosure of detailed information about borrowings [line items]
Facility size	240
Outstanding letters of credit	186
Borrowings	0
Available capacity	54
Committed Credit Facility | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Facility size	700
Outstanding letters of credit	98
Borrowings	0
Available capacity	602
Credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 114